Intangible Asset (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Asset [Abstract]
Schedule of Intangible Assets Account

The activity in the Intangible Assets account for the six months ended June 30, 2025 is as follows:

Intangible assets
Net book amount at December 31, 2024	$3,017,462
Additions	1,200,000
Disposal	-
Amortization	(208,591)
Net book amount at June 30, 2025	$4,008,871